Restructuring costs (Tables)	12 Months Ended
Mar. 31, 2013
Restructuring And Related Activities [Abstract]
Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 December Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2013 is summarized in the following table.

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 August Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the year ended March 31, 2013 is summarized in the following table.

Year ended March 31, 2013
Employee Termination Costs
Restructuring costs incurred	$1,947
Restructuring costs paid	(1,775)
Currency translation adjustment	(11)

Accrued restructuring obligation at end of year	$161

Summary of Accrued Restructuring Obligation Associated with Fiscal 2012 August Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2013 and 2012 is summarized in the following tables.

	Year ended March 31, 2013
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$7,788	$—	$—	$7,788
Restructuring costs paid	(2,576)	—	—	(2,576)
Accretion expense	417	—	—	417
Adjustments	1,020	—	—	1,020
Currency translation adjustment	(149)	—	—	(149)

Accrued restructuring obligation at end of year	$6,500	$—	$—	$6,500

	Year ended March 31, 2012
	Lease Obligation Costs	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$8,059	$3,745	$1,455	$13,259
Restructuring costs paid	(600)	(3,745)	(1,455)	(5,800)
Accretion expense	116	—	—	116
Currency translation adjustment	213	—	—	213

Accrued restructuring obligation at end of year	$7,788	$—	$—	$7,788